Investment in equity investees	12 Months Ended
Dec. 31, 2019
Investment in equity investees
Investment in equity investees
7. Investment in equity investees
Measurement Alternative and NAV practical expedient
Equity investments measured at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASU 2016-01. As of December 31, 2017, the carrying amount of the Group’s cost method investments was RMB9,750,726
. After adoption of ASU 2016-01, the carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was
RMB17,104,784 and RMB17,580,557

as of December 31, 2018 and 2019, respectively,
and the carrying amount of the Groups’ investments under NAV practical expedient was RMB944,378 and RMB2,515,919 as of December 31, 2018 and 2019,
respectively. For the years ended December 31,
 2017,
2018 and 2019,
the

Group invested RMB6,217,682,
RMB12,108,139 and RMB6,198,126 in multiple private companies and private equity funds accounted for under the Measurement Alternative and NAV practical expedient
,
respectively, which may have operational synergy with the Group’s core business. During the year ended Decem ber 31, 2019, investment consideration for the top two investees were RMB3,380,825 and RMB1,296,245, respectively. During the year ended December 31, 2019, fair value changes recognized for equity investments which were measured using the Measurement Alternative and NAV practical expedient were not significant.
The Group accounted for the investment in AiHuiShou International Co. Ltd., (“AiHuiShou”) under the Measurement Alternative. In June 2019, the Group signed series of agreements with AiHuiShou, an online second-hand consumer electronics trading platform. The Group merged its Paipai Secondhand business into AiHuiShou with certain exclusive traffic resources for the next five years, and additionally invested RMB138,582 in cash in exchange for additional preferred share investment in AiHuiShou. Total consideration for the above investment in AiHuiShou was
RMB3,380,825.
Equity method
As of December 31, 2019, the Group’s investments accounted for under the equity method totaled RMB15,479,331
(as of December 31, 2017 and 2018: RMB8,800,593 and
RMB13,307,454), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB5,508,062, the investment in Bitauto Holdings Limited (“Bitauto”) amounting to RMB1,817,781, the investment in Dada
Nexus Limited (“Dada”) amounting to
nil
, the investment in Tuniu Corporation (“Tuniu”) amounting to RMB457,443, the investment in Jiangsu Five Star Appliance Co., Ltd. (“Jiangsu Five Star”) amounting to RMB1,317,045, and investment in Yixin Group Limited (“Yixin”) amounting to RMB1,206,741. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
Investment in Yonghui
On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10% equity interest in Yonghui. On May 23, 2018, the Group acquired additional ordinary shares from the existing shareholders of Yonghui, the Group’s interest in Yonghui’s issued and outstanding ordinary shares increased from 10% to 12% accordingly. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. Total consideration for the investment in Yonghui was RMB5,458,074 in cash. Investment in Yonghui is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two
board members out of
eleven
. The Group received dividend of
RMB114,845,
RMB143,557 and RMB120,338 for the years ended December 31,
2017, 2018 and 2019, respectively, which have been recorded as a reduction to the carrying amount of investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Yonghui	4,245,001	5,450,209	5,508,062
Proportionate share of Yonghui’s net tangible and intangible assets	1,946,349	2,122,874	2,249,239

Positive basis difference	2,298,652	3,327,335	3,258,823

Positive basis difference has been assigned to:
Goodwill	1,270,190	1,989,726	1,989,726
Amortizable intangible assets (*)	1,371,283	1,783,478	1,692,129
Deferred tax liabilities	(342,821)	(445,869)	(423,032)

	2,298,652	3,327,335	3,258,823

Cumulative gains in equity interest in Yonghui	124,917	250,538	428,729
(*)	As of December 31, 2019, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 15 years.
As of December 31,
 2017,
2018 and 2019, the market value of the Group’s investment in Yonghui was
RMB9,666,167
,
RMB8,609,614 and RMB8,248,601 based on its quoted closing price, respectively.
The proportionate share of Yonghui’s net income recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) was a gain of RMB122,893, RMB96,558 and RMB164,068 for the years ended December 31, 2017, 2018 and 2019, respectively. The following table includes the results of operations of Yonghui for each of the periods presented.

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	RMB
Revenue s	55,524,229	67,975,691	81,367,849
Gross profit	11,319,620	14,912,887	18,019,934
Income from operations	2,065,795	1,296,271	2,024,586
Net income	1,721,628	1,189,513	1,774,888
Net income attributable to shareholders	1,818,910	1,548,833	2,000,842
Percentage of ownership in Yonghui	10%	12%	12%

Proportionate share of Yonghui’s net income, before basis adjustments	181,891	160,630	232,580
Basis adjustments	(58,998)	(64,072)	(68,512)

Proportionate share of Yonghui’s net income	122,893	96,558	164,068

Investment in Bitauto
On February 16, 2015, the Group completed its investment in Bitauto through the subscription of newly issued ordinary shares, representing approximately 25% of the outstanding ordinary shares of Bitauto. Bitauto is a leading provider of internet content and marketing services for China’s fast-growing automotive industry that is listed on Nasdaq. Total consideration for the initial investment in Bitauto was RMB5,496,188 with a combination of RMB2,450,920 in cash and RMB3,045,268 in the form of future services, including exclusive access to the new and used car channels on the
JD Platform and additional support

from
the Group’s key platforms for a period of 5 years. On June 17, 2016, the Group additionally acquired Bitauto’s newly issued ordinary shares by paying the cash consideration of RMB328,975. As of December 31, 2019, the Group held approximately 24% of Bitauto’s issued and outstanding shares.
Investment in Bitauto is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Bitauto (*)	2,128,409	2,544,367	1,817,781
Proportionate share of Bitauto’s net tangible and intangible assets	2,228,925	2,619,609	2,347,924

Positive/(negative) basis difference	(100,516)	(75,242)	(530,143)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	—	—	—
Amortizable intangible assets (**)	(100,516)	(75,242)	(530,143)

	(100,516)	(75,242)	(530,143)

Cumulative losses in equity interest in Bitauto	(3,696,754)	(3,280,796)	(3,910,223)
(*)	In the first quarter of 2019, the Group conducted impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charge of RMB488,453 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of March 31, 2019.
(**)	As of December 31, 2019, the negative basis difference between carrying value of investment in Bitauto and proportionate share of Bitauto’s net tangible and intangible assets was RMB530,143. This difference would not be amortized.
As of December 31, 2017, 2018 and 2019, the market value of the Group’s investment in Bitauto was approximately RMB3,773,634 and

RMB
3,087,400
and RMB
1,793,871
based on its quoted closing price, respectively.
Investment in Dada
In April 2016, the Group signed series of agreements with Dada, China’s largest crowdsourcing delivery platform. The Group obtained a) the newly issued ordinary shares of Dada which represents approximately 81% of the issued and outstanding ordinary shares, or approximately 41% of the equity interests of Dada on a fully diluted basis, b) the newly issued preferred shares of Dada which represents approximately 7% of the equity interest in Dada on a fully diluted basis, and c) a warrant to purchase additional preferred shares of Dada at a pre-determined
price for the next 2 years. Total consideration for the above investments and warrant was RMB3,508,200 with a combination of RMB1,298,700 in cash, the Group’s future services, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete
obligation in O2O business for a period of 7 years, and the Group’s O2O business, JD Daojia. The Group holds two
board seats out of
six
with the founder of Dada holding the casting vote after the transaction.
With the assistance of an independent appraiser, the Group estimated the fair value of the assets/investments received as follows:

As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

The investment in Dada’s ordinary shares is accounted for using the equity
method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Dada’s ordinary shares	139,147	—	—
Proportionate share of Dada’s net tangible and intangible assets	(1,579,323)	(1,709,458)	(1,701,718)

Positive basis difference	1,718,470	1,709,458	1,701,718

Positive basis difference has been assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	150,105	138,089	127,770
Deferred tax liabilities	(37,526)	(34,522)	(31,943)

	1,718,470	1,709,458	1,701,718

Cumulative losses in equity interest in Dada’s ordinary shares	(2,024,903)	(2,164,050)	(2,164,050)

(*)	As of December 31, 2019, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 6 years.

The investment in Dada’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance
common stock and had no readily determinable fair value as of December 31, 2019. The warrant is a freestanding financial instrument and was recorded at fair value of RMB45,450 upon initial recognition. On December 28, 2017, the Group exercised the warrant in entirety in cash and purchased additional preferred shares of Dada, at the pre-determined
price with the total consideration of RMB983,820. On August 9, 2018, the Group further invested RMB1,230,808 to acquire the newly issued preferred shares of Dada. The Group’s investment in Dada’s ordinary shares has been reduced to zero
in 2018. According to ASC
323-10-35-25,
as the Group’s total investment in Dada includes the preferred shares investment, the
Group
should continue to recognize Dada’s losses up to the Group’s carrying value in the preferred shares investment. As of December 31, 2019, the Group recognized a cumulative loss of RMB1,373,385 against the investment in Dada’s preferred shares based on the ownership level and seniority of preferred shares investment the Group held in Dada. As of December 31, 2019, the carrying amount of preferred shares of Dada was RMB2,376,775.
Investment in Tuniu
In December 2014, the Group acquired 7% equity interest in Tuniu with cash consideration of RMB305,930. Tuniu is a leading online leisure travel company in China that is listed on Nasdaq. The Group accounted for the
i
nitial
i
nvestment as an
available-for-sale
security.
On May 22, 2015, the Group additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490 with a combination of RMB1,528,275 in cash and RMB660,215 in the form of future services, including granting Tuniu an exclusive right
s
, for a period of 5 years, to operate the leisure travel channels on the
JD Platform, and Tuniu
becomes the Group’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Group held approximately 28% of Tuniu’s issued and outstanding shares and had one
board seat. Hence, the Group adopted equity method of accounting to account for the investment in Tuniu.
Investment in Tuniu is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Tuniu (*)	947,500	858,566	457,443
Proportionate share of Tuniu’s net tangible and intangible assets	779,525	714,009	633,295

Positive/(negative) basis difference	167,975	144,557	(175,852)

Positive/(negative) basis difference has been assigned to:
Goodwill (*)	23,899	23,899	—
Amortizable intangible assets (**)	192,101	160,877	(175,852)
Deferred tax liabilities	(48,025)	(40,219)	—

	167,975	144,557	(175,852)

Cumulative losses in equity interest in Tuniu	(1,546,645)	(1,635,579)	(2,036,702)

(*)	In the second
and fourth
quarter of 2019, the Group conducted impairment assessment
s
on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charge
s
of RMB222,212
and R
MB
86,072 in the second and fourth
quarter
s
of 2019, respectively, to write down the carrying value of its investment in Tuniu to its fair value, based on quoted closing price
s
of Tuniu as of June 30, 2019 and December 31, 2019, respectively.

(**)	As of December 31, 2019, the negative basis difference between carrying value of investment in Tuniu and proportionate share of Tuniu’s net tangible and intangible assets was RMB175,852. This difference would not be amortized.

As of December 31, 2017, 2018
and 2019, the market value of the Group’s investment in Tuniu was approximately
RMB1,304,082,
RMB867,921 and RMB457,443 based on quoted closing price, respectively.
Investment in Jiangsu Five Star
In April 2019, the Group invested RMB1,274,257 with a combination of cash and assumption of the seller’s debt as consideration to acquire ordinary shares of Jiangsu Five Star, a leading offline retailer of home appliances and consumer electronics, from its existing shareholder (the “Seller”), in exchange for 46% of Jiangsu Five Star’s total equity interest. The Group also provided a fifteen months interest-bearing loan of
RMB1,024,946 to the Seller and has the right
s
 to purchase additional shares. Investment in Jiangsu Five Star is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two board members out of five.
Investment in Jiangsu Five Star is accounted for using the equity method with the investment cost allocated as follows:

	As of April 29, 2019	As of December 31, 2019
	RMB	RMB
Carrying value of investment in Jiangsu Five Star	1,274,257	1,317,045
Proportionate share of Jiangsu Five Star’s net tangible and intangible assets	432,310	480,438

Positive basis difference	841,947	836,607

Positive basis difference has been assigned to:
Goodwill	586,325	586,325
Amortizable intangible assets (*)	208,840	206,069
Property (*)	131,990	127,641
Deferred tax liabilities	(85,208)	(83,428)

	841,947	836,607

Cumulative gains in equity interest in Jiangsu Five Star	—	42,788

(*)	As of December 31, 2019, the weighted average remaining lives of the intangible assets and property were 19 years and 24 years, respectively.

Investment in Yixin
In February 2015 and August 2016, the Group invested US$100,000 and US$30,000 in cash, respectively, to acquire Yixin’s newly issued preferred shares. Yixin, a controlled subsidiary of Bitauto, is a leading online automobile retail transaction platform in China. The investment in Yixin was accounted for under the cost method as the underlying shares the Group invested in were not considered in-substance
common stock and had no readily determinable fair value.
On November 16, 2017, Yixin successfully completed the global offering and traded on the Main Board of
t
he Stock Exchange of Hong Kong Limited. After the offering, the Group held approximately 11% of Yixin’s issued and outstanding shares and the investment is accounted for using the equity method, as the preferred shares the Group previously invested in were automatically converted into ordinary shares upon listing and the Group obtained significant influence by the rights to nominate one
non-executive
board member out of
nine
and the significant influence on its controlling shareholder, Bitauto.

Investment in Yixin is accounted for using the equity method with the investment cost allocated as follows:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2019
	RMB	RMB	RMB
Carrying value of investment in Yixin	860,992	1,044,537	1,206,741
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,641,276	1,663,071

Negative basis difference	(842,456)	(596,739)	(456,330)

Cumulative gains in equity interest in Yixin	—	183,545	345,749

As of December 31, 2019, the negative basis difference between carrying value of investment in Yixin and proportionate share of Yixin’s net tangible and intangible assets was RMB456,330. This difference would not be amortized.
As of December 31, 2017,
2018 and 2019, the market value of the Group’s investment in Yixin was approximately
RMB3,586,393,
RMB1,049,246 and RMB1,060,433 based on quoted closing price, respectively.
The Group summarizes the condensed financial information of the Group’s equity investments under e
quity me
thod
as a group below in accordance with Rule
4-08
of Regulation
S-X:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating data:
Revenue s	72,206,753	94,099,295	128,942,238
Gross profit	19,162,739	26,893,544	34,540,510
Loss from operations	(2,200,140)	(1,471,960)	(534,006)
Net loss	(2,549,137)	(1,722,715)	(564,940)
Net loss attributable to shareholder s	(2,977,210)	(1,748,305)	(1,235,224)

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance sheet data:
Current assets	78,125,211	110,276,278	117,073,881
Non-current assets	62,806,104	78,546,934	97,456,584
Current liabilities	58,734,790	80,643,552	94,482,219
Non-current liabilities	16,703,429	22,755,496	18,910,340
Redeemable stock	5,877,854	9,897,962	10,593,025
Non-controlling interests	717,106	431,498	380,510

The Group recorded its interests in Yonghui, Bitauto, Dada, Tuniu, Jiangsu Five Star and Yixin one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the Measurement Alternative investments of RMB59,987, RMB593,138 and RMB1,612,139 were recorded in others, net in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, the accumulated impairment of the Group’s Measurement Alternative investments was RMB

2,458,382. Impairment charges in connection with the equity method investments of nil, nil and RMB796,737 were recorded in share of results of equity investees in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2017, 2018 and 2019, respectively.